Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements
Schedule of inputs and assumptions

The following inputs and assumptions were used to value the earn-out liability as of December 31, 2018:

TrademarkVision
Risk-free rate	2.77%
Discount rate	8.09%
Expected life (in years)	1.54

Publons
Risk-free rate	2.34 - 2.63%
Discount rate	9.23 - 9.72%
Expected life (in years)	1.04 - 3.04

Schedule of changes in the earn-out, Level 3

The following table presents the changes in the earn-out, the only Level 3 item, for the years ended December 31, 2019 and 2018:

Balance at December 31, 2016	$—
Earn-out liability	5,900
Balance at December 31, 2017	$5,900
Business combinations	4,115
Payment of earn-out liability	(2,470)
Revaluations included in earnings	(470)
Balance at December 31, 2018	$7,075
Payment of Earn-out liability (1)	(2,371)
Revaluations included in earnings	6,396
Balance as of December 31, 2019	$11,100

(1)    See Note 22 - "Commitments and Contingencies" for further details

Summary of the Company's assets and liabilities that were recognized at fair value on a recurring basis

The following table provides a summary of the Company’s assets and liabilities that were recognized at fair value on a recurring basis as at December 31, 2019 and 2018:

	December 31, 2019
				Total Fair
	Level 1	Level 2	Level 3	Value

Assets
Interest rate swap asset	$—	$—	$—	$—
	—	—	—	—
Liabilities
Interest rate swap liability	—	2,778	—	2,778
Earn-out	—	—	11,100	11,100
Total	$—	$2,778	$11,100	$13,878

	December 31, 2018
				Total Fair
	Level 1	Level 2	Level 3	Value
Assets
Interest rate swap asset	—	3,644	—	3,644
	—	3,644	—	3,644
Liabilities
Earn-out	—	—	7,075	7,075
Total	$—	$—	$7,075	$7,075